Prudential Day One 2055 Fund
Schedule of Investments (unaudited) as of October 31, 2020
Description	Shares	Value
Long-Term Investments 99.9%
Affiliated Mutual Funds
PGIM Global Real Estate Fund (Class R6)	28,086	$565,652
PGIM Jennison Small-Cap Core Equity Fund (Class R6)*	41,684	564,406
PGIM QMA Commodity Strategies Fund (Class R6)	39,229	341,685
PGIM QMA Emerging Markets Equity Fund (Class R6)	76,845	892,166
PGIM QMA International Developed Markets Index Fund (Class R6)	210,449	2,363,344
PGIM QMA Large-Cap Core Equity Fund (Class R6)	178,780	2,806,851
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	115,837	1,130,571
PGIM QMA US Broad Market Index Fund (Class R6)	120,884	1,796,337
PGIM Total Return Bond Fund (Class R6)	54,000	795,413

Total Long-Term Investments (cost $10,422,651)		11,256,425

Short-Term Investment 0.3%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $35,312)	35,312	35,312

TOTAL INVESTMENTS 100.2% (cost $10,457,963)(w)		11,291,737
Liabilities in excess of other assets (0.2)%		(25,376)

Net Assets 100.0%		$11,266,361

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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Prudential Day One Funds